Concentrations - Schedule of Customer Accounted for Company's Revenues (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Customer Revenues [Line Items]
Customer concentration percentage	28.00%	28.00%	29.00%	30.00%
Customer B [Member]
Schedule of Customer Revenues [Line Items]
Customer concentration percentage	17.00%	18.00%	17.00%	18.00%
Customer C [Member]
Schedule of Customer Revenues [Line Items]
Customer concentration percentage	11.00%	12.00%	11.00%	12.00%